Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2021
Marektable Securities
Marketable securities
	Year ended	Year ended
	March 31, 2021	March 31, 2020
Balance – beginning of year	$18,356	$35,067
Disposition of marketable securities	-	(5,477)
Received as option payments (note 7(e))	1,634,500	-
Revaluation of marketable securities	(626,438)	(11,234)
Balance – end of year	$1,026,418	$18,356

Marketable securities by classification
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase (Decrease)
Carlyle Commodities Corp - Shares	5,500,000	907,500	577,500	(330,000)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	421,000	(306,000)
Other	2,275,002	18,356	27,918	9,562
		1,652,856	1,026,418	(626,438)